Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Columbia U.S. Treasury Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Class A
Trading Symbol	LUTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	7.26	(1.97)	0.74
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 817,580,549
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 3,412,975
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%

Columbia U.S. Treasury Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional Class
Trading Symbol	IUTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.53	(1.80)	0.90
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 817,580,549
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 3,412,975
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%

Columbia U.S. Treasury Index Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CUTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.54	(1.79)	0.90
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (a)	8.02	(0.67)	1.54
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 817,580,549
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 3,412,975
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%

Columbia U.S. Treasury Index Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia U.S. Treasury Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CUTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia U.S. Treasury Index Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| Performance was driven by intermediate maturity U.S. Treasuries, as 3-5 Yr Treasuries returned 8.56% and 5-10 year Treasuries returned 9.02%, both outperforming shorter and longer maturity issues.
Yield curve
| The yield curve steepened over the year, with yields on all Treasuries under 5-years falling at least 1.00%, all of which benefited from the corresponding price appreciation. Treasuries longer than seven years also experienced lower yields but by a smaller margin, the longer the bond’s maturity.
Top Performance Detractors
Allocation
| 1-3 year Treasuries, which made up one-third of the Fund’s portfolio, posted positive returns of 6.68% during the annual period, but contributed less to overall performance. U.S. Treasuries longer than 10 years, approximately 20% of the Fund’s portfolio, returned 4.89% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	7.40	(1.81)	0.88
FTSE USBIG Treasury Index	7.67	(1.65)	1.07
Bloomberg U.S. Aggregate Bond Index (b)	8.02	(0.67)	1.54
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmarks, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 817,580,549
Holdings Count | Holding	275
Advisory Fees Paid, Amount	$ 3,412,975
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 817,580,549
Total number of portfolio holdings	275
Management services fees (represents 0.40% of Fund average net assets)	$ 3,412,975
Portfolio turnover for the reporting period	42%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
U.S. Treasury 02/15/2035 4.625%	0.9%
U.S. Treasury 05/15/2034 4.375%	0.9%
U.S. Treasury 02/15/2034 4.000%	0.9%
U.S. Treasury 11/15/2034 4.250%	0.9%
U.S. Treasury 11/15/2033 4.500%	0.9%
U.S. Treasury 08/15/2034 3.875%	0.9%
U.S. Treasury 08/15/2033 3.875%	0.8%
U.S. Treasury 02/28/2030 4.000%	0.8%
U.S. Treasury 11/15/2032 4.125%	0.8%
U.S. Treasury 02/15/2033 3.500%	0.7%